Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lessor, Lease, Description [Line Items]
Operating lease income	$ 91,603	$ 103,246
Variable lease income	13,096	2,326
Total operating lease income	104,699	$ 105,572
Vessels
Lessor, Lease, Description [Line Items]
Operating lease income	900
Variable lease income	2,600
Operating lease cost	$ 3,000